CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 549,543,359	$ 228,249,512
Restricted cash	439,961,661	451,153,156
Accounts receivable trade, net of allowance of $38,482,827 and $31,816,900 as of December 31, 2013 and 2014, respectively	366,938,857	280,693,762
Accounts receivable, unbilled	27,125,897	13,947,396
Amounts due from related parties	4,216,925	4,688,692
Inventories	432,325,119	231,157,811
Value added tax recoverable	20,270,704	15,704,949
Advances to suppliers - current, net of allowance of $10,086,278 and $9,300,887 as of December 31, 2013 and 2014, respectively	47,172,491	42,028,270
Foreign currency derivative assets	9,642,728	7,323,422
Project assets - current	235,228,186	344,161,805
Deferred tax assets - current	40,810,322	29,137,910
Prepaid expenses and other current assets	142,650,572	71,108,921
Total current assets	2,315,886,821	1,719,355,606
Restricted cash	35,223,760
Property, plant and equipment, net	469,349,209	407,604,979
Deferred tax assets - non-current	66,855,860	62,950,243
Advances to suppliers - non-current, net of allowance of $29,960,552 and $28,434,541 as of December 31, 2013 and 2014, respectively	480,600	506,441
Prepaid land use rights	13,286,426	18,776,110
Investments in affiliates	38,822,784	34,070,488
Intangible assets, net	6,605,795	5,656,933
Project assets - non-current	69,282,747	160,835,796
Other non-current assets	56,629,648	43,978,760
TOTAL ASSETS	3,072,423,650	2,453,735,356
Current liabilities:
Short-term borrowings	725,512,738	778,512,504
Accounts payable	412,937,350	280,806,420
Short-term notes payable	388,052,424	358,570,263
Amounts due to related parties	17,592,403	19,871,718
Other payables	112,583,993	101,265,606
Advances from customers	111,974,333	75,327,543
Foreign currency derivative liabilities	445,222	597,089
Deferred tax liabilities - current	94,710,638	57,918,099
Other current liabilities	85,456,179	105,489,622
Total current liabilities	1,949,265,280	1,778,358,864
Accrued warranty costs	54,644,261	40,604,652
Convertible notes	150,000,000
Long-term borrowings	134,299,521	151,391,572
Liability for uncertain tax positions	15,578,988	17,191,672
Deferred tax liabilities - non-current	10,345,243	24,043,648
Loss contingency accruals	26,205,679	29,698,844
TOTAL LIABILITIES	2,340,338,972	2,041,289,252
Commitments and contingencies (Note 19)
Redeemable non-controlling interests	2,510,569	10,947,783
Equity:
Common shares - no par value: unlimited authorized shares, 51,034,343 and 55,161,856 shares issued and outstanding at December 31,2013 and 2014, respectively	675,236,489	561,241,785
Additional paid-in capital	(25,682,022)	(32,121,269)
Retained earnings (Accumulated deficit)	46,998,469	(192,502,848)
Accumulated other comprehensive income	20,058,063	53,911,113
Total Canadian Solar Inc. shareholders' equity	716,610,999	390,528,781
Non-controlling interests in subsidiaries	12,963,110	10,969,540
TOTAL EQUITY	729,574,109	401,498,321
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	$ 3,072,423,650	$ 2,453,735,356